SHORT-TERM AND LONG-TERM INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Marketable securities	$ 735,717	$ 488,727
Short-term bank deposits	$ 17,444